Note 5 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accrued payroll expenses	$ 112,381	$ 74,169
Accrued interest expense	586,186	694,437
Accrued general and administrative expenses	68,336	114,432
Accrued commissions	52,175	15,039
Other accrued expenses	145,345	268,132
Total	$ 964,423	$ 1,166,209